Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

May 19, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Chartwell Funds (the “Trust”)
File Nos. 333-216993 and 811-23244
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 1 filed under the Securities Act of 1933, as amended, and Amendment No. 1 filed under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-1A (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission on Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on March 29, 2017; and (ii) making certain other changes.

Please do not hesitate to call me at (215) 564-8089, or Alan R. Gedrich at (215) 564-8050, if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,

/s/ Cory O. Hippler
Cory O. Hippler

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